Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b),(c)
01/01/2029	0.000%	503,530	251,765
Total Corporate Bonds & Notes (Cost $503,530)			251,765

Exchange-Traded Fixed Income Funds 0.2%
	Shares	Value ($)
United States 0.2%
Columbia Multi-Sector Municipal Income ETF(d)	274,473	6,181,132
Total Exchange-Traded Fixed Income Funds (Cost $5,972,532)		6,181,132

Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(e),(f)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.020%	405,000	405,000
New York 0.2%
New York City Transitional Finance Authority(e),(f)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.020%	3,520,000	3,520,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.020%	1,280,000	1,280,000
New York City Water & Sewer System(e),(f)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.020%	3,000,000	3,000,000
Total			7,800,000
Total Floating Rate Notes (Cost $8,205,000)			8,205,000

Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	12,394,000
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	5,000,000	7,300,650
Total			19,694,650
Arizona 1.2%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	929,817
07/01/2033	5.000%	700,000	926,310
07/01/2034	5.000%	1,000,000	1,319,030
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,946,400
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	945,200
01/01/2040	4.250%	750,000	703,890
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,799,267
11/01/2031	5.000%	5,000,000	6,793,850
Phoenix Children’s Hospital
Series 2020
02/01/2036	5.000%	1,200,000	1,546,572
02/01/2038	5.000%	1,020,000	1,306,844
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,149,980
07/01/2049	5.000%	1,125,000	1,287,585
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,162,350
Columbia Tax-Exempt Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	965,811
Maricopa County Industrial Development Authority(g)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2036	5.750%	2,000,000	2,060,060
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,518,820
Total			40,361,786
Arkansas 0.2%
Pulaski County Public Facilities Board
Prerefunded 12/01/24 Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,630,800
Revenue Bonds
Series 2014
12/01/2042	5.000%	2,000,000	2,233,100
Total			6,863,900
California 8.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2041	6.125%	7,015,000	7,062,702
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	11,286,800
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	11,478,400
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,796,205
02/01/2037	5.000%	1,000,000	1,194,860
California Municipal Finance Authority(b),(g),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,235,200
California School Finance Authority(g)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	169,145
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	4,857,211
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,985,110
California Statewide Communities Development Authority(g)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,754,660
11/01/2034	5.000%	3,700,000	3,898,320
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,727,294
11/01/2043	6.375%	1,035,000	1,141,595
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,019,862
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,907,645
Castaic Lake Water Agency(i)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,254,589
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	839,707
09/01/2026	5.000%	1,230,000	1,307,392
09/01/2027	5.000%	1,280,000	1,360,538

2	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(h)
Revenue Bonds
Senior Series 2020C
05/15/2031	5.000%	9,000,000	11,821,230
05/15/2045	5.000%	16,245,000	20,451,155
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	5,238,012
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	2,325,000	2,487,424
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	19,431,000	22,803,444
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	1,033,140
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,814,830
Los Angeles County Schools Regionalized Business Services Corp.(i)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,162,800
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2032	5.000%	3,500,000	4,692,135
Norwalk-La Mirada Unified School District(i)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,694,645
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,296,993
San Francisco City & County Airport Commission - San Francisco International Airport(h)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	12,188,900
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	26,929,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,490,250
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	5,080,000	6,356,960
Series 2020
11/01/2036	4.000%	4,000,000	4,901,680
11/01/2037	4.000%	9,600,000	11,726,496
Various Purpose
Series 2020
03/01/2033	5.000%	7,765,000	10,216,255
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,023
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,341,249
09/01/2028	5.000%	1,315,000	1,381,066
09/01/2029	5.000%	1,405,000	1,472,665
09/01/2030	5.000%	1,480,000	1,550,655
09/01/2031	5.000%	1,555,000	1,627,930
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,125,000	1,233,529
Total			267,232,741
Colorado 3.9%
City & County of Denver Airport System(h)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	12,921,400
Colorado Bridge Enterprise(h)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	9,995,000
Colorado Educational & Cultural Facilities Authority(g)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,640,488
07/01/2044	5.375%	2,100,000	2,249,121
07/01/2049	5.500%	925,000	992,701

Columbia Tax-Exempt Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	16,623,300
09/15/2053	5.000%	10,000,000	11,047,800
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,583,660
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,546,827
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,918,550
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	7,017,000
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	9,744,278
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	4,226,512
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,791,680
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	17,423,769
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2034	5.000%	1,300,000	1,699,971
E-470 Public Highway Authority(i)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,485,552
State of Colorado
Certificate of Participation
Series 2020A
12/15/2024	5.000%	2,500,000	2,908,750
Total			127,816,359
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority(g)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,374,712
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2039	5.000%	2,830,000	3,554,480
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2023	5.000%	675,000	739,935
05/01/2024	5.000%	1,000,000	1,141,530
05/01/2038	5.000%	2,500,000	3,217,275
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	626,140
Series 2018-E
09/15/2034	5.000%	2,000,000	2,522,840
Series 2019A
04/15/2034	5.000%	1,000,000	1,278,650
04/15/2039	5.000%	4,235,000	5,337,879
Series 2020C
06/01/2033	4.000%	450,000	546,881
06/01/2037	4.000%	1,000,000	1,198,790
Total			21,539,112
Delaware 0.1%
Delaware State Economic Development Authority
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,041,840
09/01/2042	5.000%	1,350,000	1,379,592
Total			3,421,432
District of Columbia 1.1%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	281,095
07/01/2048	6.000%	1,150,000	1,293,037
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,418,958

4	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,571,989
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,381,050
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	9,048,452
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2034	5.000%	8,550,000	11,279,074
Total			35,273,655
Florida 6.1%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,668,850
Capital Trust Agency, Inc.(g)
04/27/2021
07/01/2056	5.000%	2,125,000	2,391,135
Capital Trust Agency, Inc.(b),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,203,200
12/01/2050	0.000%	1,000,000	320,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,833,815
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,792,875
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,698,520
County of Broward Airport System(h)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	16,226,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
10/01/2039	5.000%	2,500,000	3,101,300
10/01/2049	5.000%	1,000,000	1,224,900
County of Miami-Dade Aviation(h)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	17,048,850
10/01/2036	5.000%	21,400,000	24,338,648
County of Osceola Transportation(i)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,538,388
10/01/2041	0.000%	2,500,000	1,309,050
10/01/2042	0.000%	3,250,000	1,631,273
10/01/2043	0.000%	2,750,000	1,323,713
10/01/2044	0.000%	3,000,000	1,388,880
10/01/2046	0.000%	3,000,000	1,283,880
10/01/2048	0.000%	4,000,000	1,584,640
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	10,069,290
Florida Development Finance Corp.(g)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,547,280
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	3,625,000	3,876,901
Greater Orlando Aviation Authority(h)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	3,187,527
Series 2019A
10/01/2049	5.000%	2,000,000	2,456,720
Hillsborough County Aviation Authority(h)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	6,731,373
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,608,750
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,314,012

Columbia Tax-Exempt Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Industrial Development Authority(b),(g),(h)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	0.000%	9,840,000	738,000
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,748,160
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	734,683
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,863,251
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	8,053,319
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,606,061
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	4,082,148
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,280,000	2,545,962
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	8,855,515
Total			199,927,569
Georgia 1.0%
City of Atlanta Department of Aviation(h)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,637,945
07/01/2037	4.000%	3,640,000	4,254,978
07/01/2039	4.000%	9,250,000	10,760,155
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,534,600
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,758,930
Georgia State Road & Tollway Authority(g),(i)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	569,631
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,482,580
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,239,080
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,950,066
Total			32,187,965
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,374,048
11/15/2037	5.250%	1,945,000	2,052,792
Total			3,426,840
Idaho 0.6%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	4,105,082
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	7,834,907
10/01/2044	8.000%	5,635,000	4,840,577
10/01/2049	8.125%	4,365,000	3,750,670
Total			20,531,236

6	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 11.4%
Chicago Board of Education(g)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,783,937
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,843,200
Series 2021A
12/01/2033	5.000%	4,535,000	5,626,030
Chicago Midway International Airport(h)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	11,024,100
Series 2016A
01/01/2033	4.000%	3,500,000	3,860,955
Chicago O’Hare International Airport(h)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	8,974,254
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	17,620,000	20,631,963
Series 2015C
01/01/2046	5.000%	12,525,000	14,227,899
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,830,392
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,346,192
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,147,750
01/01/2034	5.000%	1,000,000	1,145,480
01/01/2036	5.000%	1,000,000	1,142,160
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,440,337
01/01/2039	5.000%	2,970,000	3,399,076
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,440,840
01/01/2044	5.000%	4,000,000	4,438,600
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,125,759
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,133,110
11/01/2039	5.000%	2,000,000	2,260,260
11/01/2044	5.000%	2,850,000	3,224,091
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	11,013,134
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,595,413
Illinois Finance Authority
Prerefunded 04/01/23 Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,980,470
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,601,320
08/15/2038	4.000%	3,500,000	4,172,840
08/15/2040	4.000%	1,750,000	2,074,835
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,604,300
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,946,767
Series 2015B
11/15/2039	5.000%	6,590,000	7,506,537
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,552,346
Illinois Finance Authority(j)
Refunding Revenue Bonds
University of Chicago
Series 2021A
10/01/2031	5.000%	4,000,000	5,370,280

Columbia Tax-Exempt Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	3,715,000	3,849,892
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,751,550
01/01/2039	5.000%	5,000,000	5,728,200
Series 2019A
01/01/2044	4.000%	5,000,000	5,782,900
Toll Highway
Senior Series 2020A
01/01/2045	5.000%	13,340,000	16,974,216
Metropolitan Pier & Exposition Authority(i)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	7,665,170
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,689,224
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	18,809,587
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,488,072
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,427,880
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,638,310
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	8,558,730
Series 2019C
11/01/2042	4.000%	9,925,000	11,109,350
11/01/2043	4.000%	3,000,000	3,348,330
11/01/2044	4.000%	2,000,000	2,227,040
Series 2013
07/01/2038	5.500%	4,125,000	4,475,872
Series 2013A
04/01/2036	5.000%	8,000,000	8,531,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
02/01/2039	5.000%	15,000,000	16,314,600
Series 2016
11/01/2030	5.000%	5,975,000	7,017,458
Series 2020
05/01/2039	5.500%	2,705,000	3,449,903
Series 2020C
05/01/2024	5.500%	1,000,000	1,142,180
Series 2021A
03/01/2030	5.000%	5,000,000	6,339,050
03/01/2031	5.000%	5,000,000	6,424,400
03/01/2037	5.000%	3,750,000	4,714,575
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	7,251,960
Total			374,174,676
Indiana 0.3%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,196,890
11/15/2041	5.750%	5,655,000	5,750,004
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	1,525,000	1,536,605
Total			8,483,499
Iowa 1.0%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	522,600
08/01/2038	5.000%	500,000	522,490
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	10,554,301
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	21,193,200
Total			32,792,591

8	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	33,699,160
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,964,148
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,346,047
Series 2015A
09/01/2042	5.000%	6,600,000	7,724,310
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,493,020
Total			13,527,525
Louisiana 1.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	29,031
05/15/2041	4.000%	25,000	29,031
05/15/2047	5.000%	15,000	18,158
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,372,917
Series 2017
05/15/2036	5.000%	1,750,000	2,110,902
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,633,338
07/01/2052	5.000%	1,600,000	1,861,648
Louisiana Public Facilities Authority(h)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	17,695,000	19,025,133
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board(h)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,388,795
Series 2015B
01/01/2045	5.000%	21,150,000	24,025,554
Parish of St. James(g)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,850,600
Total			57,345,107
Maryland 1.5%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,222,750
09/01/2042	3.350%	3,000,000	3,224,130
Series 2020D
09/01/2035	1.950%	2,255,000	2,265,328
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	4,243,920
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	981,995
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,934,274
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,753,002
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,392,880
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	8,066,740
Washington Suburban Sanitary Commission
Revenue Bonds
Green Bonds
Series 2020-2
12/01/2030	5.000%	1,445,000	1,970,243
12/01/2031	5.000%	1,515,000	2,054,719

Columbia Tax-Exempt Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
12/01/2031	5.000%	4,510,000	6,116,687
Total			49,226,668
Massachusetts 1.5%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,646,195
01/01/2030	5.500%	2,500,000	3,345,250
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,881,135
Series 2008B
07/01/2027	5.250%	710,000	907,387
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,370,520
Massachusetts Development Finance Agency(b)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	2,072,250
Massachusetts Development Finance Agency(i)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	645,165	117,704
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,832,612
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	3,100,620
Massachusetts Educational Financing Authority(h)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	3,245,000	3,315,838
Revenue Bonds
Education Loan
Series 2014I
01/01/2027	5.000%	3,000,000	3,387,690
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,302,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,811,400
Massachusetts Port Authority(h)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,707,465
Massachusetts State College Building Authority(i)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,982,720
Total			48,780,826
Michigan 4.5%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,634,299
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,335,792
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	18,229,840
Michigan Finance Authority
Prerefunded 07/01/22 Revenue Bonds
Senior Lien - Detroit Water and Sewage Department Sewage Disposal System
Series 2014C
07/01/2044	5.000%	2,000,000	2,113,160
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,521,386
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,217,104
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,303,400
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,850,600

10	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	19,309,028
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,990,128
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,311,296
07/01/2035	5.000%	4,830,000	5,649,361
Trinity Health Credit Group
Series 2019
12/01/2040	4.000%	6,000,000	7,077,060
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,580,450
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,482,450
Michigan Strategic Fund(h)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	9,666,320
06/30/2048	5.000%	3,000,000	3,602,790
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,131,078
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,501,806
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	1,992,897
Wayne County Airport Authority(h)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	13,469,381
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,200,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,278,140
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	505,000	554,854
Total			149,002,690
Minnesota 4.2%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	9,775,000	9,216,945
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,940,000	2,794,059
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	5,592,900
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,058,330
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2036	5.000%	9,430,000	12,304,924
12/15/2037	5.000%	9,900,000	12,882,078
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,081,647
11/15/2040	5.000%	935,000	1,123,711
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,547,770
Southern Minnesota Municipal Power Agency(i)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	27,418,875
01/01/2023	0.000%	26,500,000	26,249,310
01/01/2025	0.000%	17,500,000	16,946,475

Columbia Tax-Exempt Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	5,978,873
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2035	5.000%	9,845,000	13,121,711
Total			139,317,608
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,606,394
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	2,520,000	2,726,413
Total			5,332,807
Missouri 2.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	567,445
03/01/2036	5.000%	1,250,000	1,406,763
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,656,000
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,949,466
02/01/2044	5.000%	12,725,000	13,621,858
Kansas City Industrial Development Authority(h)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	6,880,260
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,451,100
05/15/2042	5.250%	2,290,000	2,519,206
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Development Finance Board(h)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	8,161,307
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,485,000	1,531,198
11/01/2045	2.700%	1,190,000	1,226,581
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	11,014,500
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,968,157
Total			63,953,841
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,101,200
Nebraska 1.8%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,361,682
05/15/2030	5.000%	2,000,000	2,215,820
05/15/2036	5.000%	1,000,000	1,101,330
05/15/2044	5.000%	6,400,000	7,048,512
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	14,424,625
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	8,195,775
01/01/2049	4.000%	20,595,000	22,388,413
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	1,160,000	1,162,575

12	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019D
09/01/2042	3.050%	1,040,000	1,090,357
Total			59,989,089
Nevada 0.3%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,653,175
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,336,418
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,751,079
State of Nevada Department of Business & Industry(g)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,141,655
Series 2018A
12/15/2038	5.000%	835,000	925,405
Total			8,807,732
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,636,884	11,356,971
New Hampshire Business Finance Authority(g)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,607,877
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,704,274
New Hampshire Health & Education Facilities Authority Act(b)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	1,312,500
07/01/2042	0.000%	1,000,000	750,000
Total			18,731,622
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.6%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,089,588
Middlesex County Improvement Authority(b)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	179,993
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,701,310
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,401,400
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,960,087
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2050	4.000%	1,500,000	1,700,940
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,481,700
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,985,632
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	1,800,000	2,208,852
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	5,070,000	5,139,307
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,505,895
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	7,453,620

Columbia Tax-Exempt Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
12/15/2032	5.000%	2,600,000	3,296,670
12/15/2039	5.000%	1,400,000	1,725,122
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	12,051,200
Series 2020AA
06/15/2050	5.000%	7,000,000	8,628,760
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	4,233,880
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,293,065
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,693,620
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,953,500
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2031	4.000%	1,250,000	1,551,687
Unlimited General Obligation Refunding Bonds
Series 2016T
06/01/2021	5.000%	2,550,000	2,559,605
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,558,444
06/01/2046	5.250%	2,000,000	2,418,000
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,502,764
Total			117,274,656
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,105,000	2,268,538
07/01/2039	3.350%	1,775,000	1,925,928
07/01/2044	3.600%	3,685,000	3,968,450
Total			8,162,916
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 5.2%
Build NYC Resource Corp.(g),(h)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	355,000	379,637
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2033	5.000%	1,500,000	1,962,600
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,274,880
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	3,000,000	3,145,290
BAN Series 2019D-1
09/01/2022	5.000%	6,650,000	7,062,899
BAN Series 2019F
11/15/2022	5.000%	2,000,000	2,143,220
BAN Series 2020A-S2
02/01/2022	4.000%	5,070,000	5,207,245
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	6,013,503
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,411,600
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	5,335,650
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	11,840,200
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	2,011,106
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,132,750

14	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A-3
03/15/2041	5.000%	7,000,000	8,718,080
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,590,100
School District Finance Program
Series 2020A (AGM)
10/01/2021	5.000%	3,500,000	3,569,825
10/01/2022	5.000%	2,500,000	2,672,350
10/01/2023	5.000%	2,500,000	2,782,350
10/01/2024	5.000%	2,250,000	2,596,725
Series 2020A
07/01/2053	4.000%	4,000,000	4,639,960
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2036	5.000%	2,500,000	3,253,450
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	2,117,826
12/01/2041	4.000%	1,800,000	2,111,652
New York Transportation Development Corp.(h)
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2035	5.000%	8,000,000	10,192,640
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,655,382
Port Authority of New York & New Jersey(h)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	3,074,535
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,270,494
Series 2016-197
11/15/2033	5.000%	6,545,000	7,957,869
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	4,673,320
11/01/2041	4.000%	1,000,000	1,152,900
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	7,559,240
07/15/2040	4.000%	6,000,000	6,957,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,512,532
Ulster County Capital Resource Corp.(g)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,476,652
09/15/2047	5.250%	3,025,000	2,957,210
09/15/2053	5.250%	6,240,000	6,032,333
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,496,440
Total			168,941,745
North Carolina 1.7%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2032	5.000%	1,625,000	2,178,491
07/01/2033	5.000%	2,250,000	3,002,693
07/01/2034	5.000%	1,900,000	2,527,399
Durham Housing Authority(h)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,884,339	3,141,392
North Carolina Department of Transportation(h)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	13,734,750
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,015,039
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,845,608
07/01/2044	5.000%	2,260,000	2,507,176
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,232,296
Twin Lakes Community
Series 2019A
01/01/2049	5.000%	3,000,000	3,359,670

Columbia Tax-Exempt Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	7,000,000	8,519,070
North Carolina Turnpike Authority(i)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	333,714
07/01/2034	0.000%	1,135,000	686,323
Series 2019
01/01/2044	0.000%	4,000,000	2,127,720
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,754,984
01/01/2043	0.000%	3,500,000	1,932,700
Total			54,899,025
North Dakota 0.3%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	2,080,000	2,178,176
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,675,000	1,781,011
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	5,905,000	6,350,119
Total			10,309,306
Ohio 2.6%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	13,726,326
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	2,332,220
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	13,500,000	15,165,090
City of Middleburg Heights
Prerefunded 08/01/21 Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,409,655
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	15,257,500
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	667,175
Lake County Port & Economic Development Authority(b),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	2,100,000
12/01/2052	0.000%	1,500,000	525,000
Ohio Air Quality Development Authority(g),(h)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	1,123,000
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,619,470
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,258,745
State of Ohio(h)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	11,106,272
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,084,340
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,331,750
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,473,676	1,317,982
Total			84,024,525

16	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,189,340
Oregon 0.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,544,160
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,075,370
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,455,491
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2037	5.000%	2,900,000	3,767,071
Port of Portland Airport(h)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,613,398
07/01/2042	5.000%	2,000,000	2,358,880
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,590,000	4,910,061
Total			18,724,431
Pennsylvania 8.0%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,441,080
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,227,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	3,003,375
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	865,000	1,006,609
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	7,975,000	8,779,119
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,394,260
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,383,317
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,779,700
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	6,000,000	6,666,420
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,218,300
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	22,319,000
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	34,219,800
Pennsylvania Economic Development Financing Authority(b),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	3,318,750

Columbia Tax-Exempt Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(h)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,892,963
06/30/2042	5.000%	29,375,000	34,040,044
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,330,670
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,783,040
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	8,190,167
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	30,217,913
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	5,838,000
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,597,300
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	19,336,332
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	17,968,800
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,610,280
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,291,815
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,238,560
Series 2018B
09/01/2043	5.000%	985,000	1,196,824
Westmoreland County Municipal Authority(i)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,991,560
Total			263,281,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 1.1%
Commonwealth of Puerto Rico(b),(k)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	6,000,000	4,800,000
Puerto Rico Electric Power Authority(b),(k)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	3,000,000	2,782,500
Series 2012A
07/01/2042	0.000%	7,000,000	6,475,000
Puerto Rico Public Finance Corp.(k)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	575,042
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,125,069
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,341,763
Puerto Rico Sales Tax Financing Corp.(i),(k)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	28,000,000	8,849,120
Puerto Rico Sales Tax Financing Corp. Sales Tax(k)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	7,000,000	7,885,920
Total			35,834,414
South Carolina 1.3%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,940,000	12,670,598
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	5,303,802
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	480,000	501,101
11/01/2033	7.000%	910,000	1,017,635
11/01/2045	7.250%	3,935,000	4,370,919

18	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(h)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	7,000,000	8,363,390
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	5,216,157
07/01/2055	5.000%	1,380,000	1,681,254
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	995,000	1,056,312
07/01/2040	3.000%	995,000	1,054,680
Total			41,235,848
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,939,725
11/01/2045	5.000%	6,920,000	8,070,796
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,704,385
Total			18,714,906
Tennessee 1.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,457,911
10/01/2035	5.000%	645,000	720,175
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,229,600
07/01/2040	4.000%	7,200,000	8,174,880
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	8,082,480
Series 2017A
07/01/2048	5.000%	1,665,000	2,017,347
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	12,174,840
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,050,000	1,131,354
07/01/2042	3.600%	700,000	745,570
Issue 3
Series 2018
01/01/2049	3.950%	7,390,000	7,945,580
Total			43,679,737
Texas 8.7%
Central Texas Regional Mobility Authority
Prerefunded 01/01/23 Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,918,673
Refunding Revenue Bonds
Series 2016
01/01/2046	5.000%	9,835,000	11,402,306
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,434,850
Central Texas Regional Mobility Authority(i)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,919,900
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	3,087,024
Subordinated Series 2015C
08/15/2037	5.000%	10,000,000	11,180,400
08/15/2042	5.000%	14,730,000	16,385,505
City of Austin Airport System(h)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,178,570
11/15/2046	5.000%	3,000,000	3,530,640
Series 2019B
11/15/2044	5.000%	6,500,000	8,002,215
City of Houston Airport System(h)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,824,246

Columbia Tax-Exempt Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,253,678
08/15/2042	5.000%	5,575,000	5,773,191
Series 2013
08/15/2033	6.000%	990,000	1,088,357
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,455,220
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,986,695
Series 2015A
12/01/2035	5.000%	2,200,000	2,444,200
12/01/2045	5.000%	1,100,000	1,208,207
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,515,175
Dallas Love Field(h)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	889,485
11/01/2035	5.000%	1,000,000	1,186,330
Dallas/Fort Worth International Airport(h)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,741,156
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2035	4.000%	1,250,000	1,525,875
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,145,860
03/01/2031	5.000%	1,195,000	1,363,268
03/01/2034	5.000%	645,000	730,662
03/01/2040	4.000%	2,945,000	3,141,343
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	13,010,000	15,185,922
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2032	5.000%	5,500,000	7,287,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,591,400
Katy Independent School District
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,694,275
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2020
05/15/2022	5.000%	1,000,000	1,049,490
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,529,997
Prerefunded 04/01/27 Revenue Bonds
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,490,320
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,959,920
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	9,000,000	8,111,700
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	5,285,000	3,855,355
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	805,820
07/01/2051	4.750%	6,745,000	4,580,934
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,560,227
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	944,926
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,581,364

20	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2037	4.000%	5,000,000	5,866,850
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,758,635
02/15/2038	4.000%	2,320,000	2,825,412
02/15/2040	4.000%	1,415,000	1,719,027
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	428,610
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,217,880
Sanger Industrial Development Corp.(b),(g),(h)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,714,000
10/01/2049	5.000%	1,870,000	2,025,603
Tarrant County Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,826,740
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2032	5.000%	1,000,000	1,343,210
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	2,354,600
12/31/2039	4.000%	400,000	462,388
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	4,050,900
Texas Private Activity Bond Surface Transportation Corp.(h)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	11,500,000	13,815,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,271,220
12/31/2045	5.000%	1,250,000	1,410,663
12/31/2050	5.000%	7,750,000	8,721,152
12/31/2055	5.000%	6,250,000	7,021,313
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,332,860
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,966,580
02/15/2035	3.000%	1,750,000	1,961,978
02/15/2036	3.000%	1,435,000	1,604,029
02/15/2038	4.000%	1,750,000	2,126,390
02/15/2039	4.000%	1,250,000	1,513,675
02/15/2040	4.000%	1,000,000	1,207,520
Wichita Falls Independent School District
Unlimited General Obligation Bonds
Series 2021
02/01/2027	4.000%	1,100,000	1,309,638
02/01/2028	4.000%	700,000	848,624
02/01/2029	4.000%	600,000	738,834
02/01/2030	4.000%	800,000	998,208
Total			283,645,825
Utah 0.7%
Salt Lake City Corp. Airport(h)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,808,800
07/01/2047	5.000%	11,500,000	13,673,385
Series 2018-A
07/01/2048	5.000%	3,000,000	3,626,070
Total			22,108,255
Virginia 1.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	4,051,845
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,121,210
06/15/2031	5.000%	800,000	895,136
06/15/2033	5.000%	500,000	557,830

Columbia Tax-Exempt Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(h)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	4,477,500
12/31/2056	5.000%	20,300,000	24,172,834
Total			35,276,355
Washington 2.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,579,855
09/01/2032	5.250%	1,000,000	1,023,580
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,257,046
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,439,126
12/01/2045	6.250%	2,500,000	2,772,825
Port of Seattle(h)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	9,419,520
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,994,780
Seattle Cancer Care Alliance
Series 2020
09/01/2050	5.000%	2,250,000	2,844,787
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,644,888
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	1,000,000	1,139,160
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,062,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	798,350
07/01/2035	6.750%	550,000	602,300
Washington State Housing Finance Commission(g)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,400,000	10,222,594
10/01/2047	6.750%	1,000,000	1,090,330
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	630,000	650,544
01/01/2035	5.750%	575,000	604,498
01/01/2045	6.000%	2,325,000	2,434,066
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,362,263
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	2,250,000	2,458,733
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	240,000	247,634
01/01/2028	5.000%	1,030,000	1,070,345
01/01/2033	5.000%	1,315,000	1,358,040
01/01/2043	5.250%	3,870,000	3,984,281
Total			67,061,749
West Virginia 0.8%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,651,200
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,604,310
Total			25,255,510
Wisconsin 2.0%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,747,123

22	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,814,560
Public Finance Authority(g)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	881,000
05/15/2047	5.250%	1,105,000	1,182,891
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2029	4.000%	10,530,000	12,848,390
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2031	5.000%	2,700,000	3,611,061
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ascension Health
Series 2016
11/15/2046	4.000%	1,390,000	1,621,588
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,492,837
08/15/2034	5.250%	8,000,000	8,903,120
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,217,411
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,470,383
07/01/2053	4.125%	5,000,000	5,297,450
Series 2018B
07/01/2038	4.375%	1,250,000	1,253,075
07/01/2043	4.500%	1,375,000	1,379,950
07/01/2048	5.000%	500,000	515,775
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,911,925
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	4,006,595
Total			67,155,134
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	8,168,784
Total Municipal Bonds (Cost $3,029,534,447)			3,218,487,495

Municipal Short Term 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.0%
City of Somerville
Limited General Obligation Notes
Series 2020
06/04/2021	0.350%	374	374
Total Municipal Short Term (Cost $375)			374

Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(l)	202,184	202,163
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(l)	9,861,956	9,861,956
Total Money Market Funds (Cost $10,064,133)		10,064,119
Total Investments in Securities (Cost $3,054,280,017)		3,243,189,885
Other Assets & Liabilities, Net		35,706,814
Net Assets		$3,278,896,699

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2021, the total value of these securities amounted to $251,765, which represents 0.01% of total net assets.
(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $44,152,443, which represents 1.35% of total net assets.
(c)	Valuation based on significant unobservable inputs.
Columbia Tax-Exempt Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	6,078,122	—	—	103,010	6,181,132	—	103,674	274,473

(e)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2021.
(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $105,209,255, which represents 3.21% of total net assets.
(h)	Income from this security may be subject to alternative minimum tax.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $35,834,414, which represents 1.09% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Tax-Exempt Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT233_07_L01_(06/21)